Deferred Compensation and Retirement Plans - Schedule of Weighted-Average Assumptions Used In Calculating The Benefit Obligations (Details) - Pension Plans, Defined Benefit	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Discount rate, beginning of year	4.70%	4.74%	5.55%	4.77%
Discount rate, end of year	4.70%	4.74%	5.55%	4.77%
Rate of compensation increase	0.00%	0.00%	0.00%
Expected long-term rates of return on plan assets	6.25%	6.25%	6.00%